Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 3 – Discontinued Operations

During the year ended December 31, 2012, the Company made the decision to discontinue its Heat Waves’ well-site construction and roustabout line of service. Discontinued operations for 2012 consisted of revenues and cost of goods sold (COGS) associated with the well-site construction and roustabout line of service, trade accounts receivable balances, trade accounts payable balances, a prior year tax provision adjustment, among other items.

The following table provides the components of discontinued operations, net of tax:

	For the Years Ended
	December 31,
	2012	2011

Revenues	$617,406	$766,287
Cost of Revenue	1,284,337	852,635

Gross Profit	(666,931)	(86,348)

Operating Expenses
Depreciation and amortization	128,935	511,588

Loss from Operations	(795,866)	(597,936)

Other Expense
Interest expense	1,770	7,714

Loss from discontinued operations	(797,636)	(605,650)
Income tax benefit	311,078	236,204
Loss on discontinued operations, net of tax	$(486,558)	$(369,446)

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	December 31,
	2012	2011

Accounts Receivable	$153,754	$87,740
Fixed Assets Held for Sale	304,429	412,831

Total Discontinued Assets	$458,183	$500,571

Accounts payable and accrued liabilities	$219,882	$29,637

Total Discontinued Liabilities	$219,882	$29,637